Investments - Summary of Aggregated Financial Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of interests in other entities [line items]
Gross profit	$ 675	$ 830	$ 2,269
Income from continuing operations and net income	327	323	1,270
Other comprehensive income	96	41	(517)
Total comprehensive income	423	364	753
Current assets	3,323	1,394
Current liabilities	1,602	1,697
Joint ventures [member]
Disclosure of interests in other entities [line items]
Income from continuing operations and net income	9	6	8
Other comprehensive income	0	0	0
Total comprehensive income	9	6	8
Associates and joint ventures investment [member]
Disclosure of interests in other entities [line items]
Sales	5,509	4,739	5,892
Gross profit	992	811	900
Income from continuing operations and net income	573	382	419
Current assets	3,581	3,762
Non-current assets	2,869	2,885
Current liabilities	1,235	1,292
Non-current liabilities	1,751	1,730
Non-controlling interest	60	61
Associates [member]
Disclosure of interests in other entities [line items]
Other comprehensive income	$ 0	$ 0	$ 0